RELATED PARTIES (Schedule of Transactions with Related Parties) (Details)	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Transactions with related parties		$ 61,000	$ 57,000	$ 54,000
Consulting fees, including share-based compensation and reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties		61,000	57,000	54,000
Sigalit Kimchy [Member]
Related Party Transaction [Line Items]
Monthly retainer	₪ 10,000	3,100
Gross Overtime monthly rate	2,500	1,000
Maximum aggregate monthly salary	₪ 12,500	3,900
Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Transactions with related parties		296,000	327,000	446,000
Non-Executive Directors [Member] | Fees and Reimbursement [Member]
Related Party Transaction [Line Items]
Transactions with related parties		272,000	251,000	323,000
Non-Executive Directors [Member] | Share-Based Compensation [Member]
Related Party Transaction [Line Items]
Transactions with related parties		$ 24,000	$ 76,000	$ 123,000